Risk/Return Detail Data - FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO - USD ($)			12 Months Ended											60 Months Ended	84 Months Ended	96 Months Ended	120 Months Ended
		Dec. 30, 2025	Dec. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 30, 2025	Dec. 30, 2025 [9]	Dec. 30, 2025 [4]	Dec. 30, 2025
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.87%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.14%
Expense Example, with Redemption, 1 Year		$ 685
Expense Example, with Redemption, 3 Years		916
Expense Example, with Redemption, 5 Years		1,167
Expense Example, with Redemption, 10 Years		1,881
Expense Example, No Redemption, 1 Year		685
Expense Example, No Redemption, 3 Years		916
Expense Example, No Redemption, 5 Years		1,167
Expense Example, No Redemption, 10 Years		$ 1,881
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			1.56%											5.28%			7.18%
Annual Return [Percent]				7.76%	27.30%	(26.75%)	12.03%	21.90%	32.36%	(13.07%)	35.50%	(3.40%)	2.70%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[1]	0.00%
Management Fees (as a percentage of Assets)	[2]	0.87%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.39%
Expense Example, with Redemption, 1 Year		$ 487
Expense Example, with Redemption, 3 Years		775
Expense Example, with Redemption, 5 Years		1,084
Expense Example, with Redemption, 10 Years		1,960
Expense Example, No Redemption, 1 Year		487
Expense Example, No Redemption, 3 Years		775
Expense Example, No Redemption, 5 Years		1,084
Expense Example, No Redemption, 10 Years		$ 1,960
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			3.73%											5.51%			7.16%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[3]	1.00%
Management Fees (as a percentage of Assets)	[2]	0.87%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.89%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 292
Expense Example, with Redemption, 3 Years		594
Expense Example, with Redemption, 5 Years		1,021
Expense Example, with Redemption, 10 Years		2,016
Expense Example, No Redemption, 1 Year		192
Expense Example, No Redemption, 3 Years		594
Expense Example, No Redemption, 5 Years		1,021
Expense Example, No Redemption, 10 Years		$ 2,016
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			5.97%											5.73%			7.18%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.87%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.89%
Expense Example, with Redemption, 1 Year		$ 91
Expense Example, with Redemption, 3 Years		284
Expense Example, with Redemption, 5 Years		493
Expense Example, with Redemption, 10 Years		1,096
Expense Example, No Redemption, 1 Year		91
Expense Example, No Redemption, 3 Years		284
Expense Example, No Redemption, 5 Years		493
Expense Example, No Redemption, 10 Years		$ 1,096
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.02%											6.81%			8.11%
Annual Return [Percent]				8.02%	27.63%	(26.55%)	12.30%	22.23%	32.74%	(12.78%)	35.87%	(3.24%)	3.05%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity Advisor International Capital Appreciation Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[2]	0.75%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.78%
Expense Example, with Redemption, 1 Year		$ 80
Expense Example, with Redemption, 3 Years		249
Expense Example, with Redemption, 5 Years		433
Expense Example, with Redemption, 10 Years		966
Expense Example, No Redemption, 1 Year		80
Expense Example, No Redemption, 3 Years		249
Expense Example, No Redemption, 5 Years		433
Expense Example, No Redemption, 10 Years		$ 966
Annual Return, Inception Date		Feb. 01, 2017
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			8.15%											6.94%		9.93%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® International Capital Appreciation Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® International Capital Appreciation Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96 % of the average value of its portfolio.
Portfolio Turnover, Rate		96.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		18.86%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.83%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.98%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions | Fidelity Advisor International Capital Appreciation Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			1.56%											5.11%			7.12%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions | Fidelity Advisor International Capital Appreciation Fund - Class I
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			7.98%											6.63%			8.01%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions and Sales | Fidelity Advisor International Capital Appreciation Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.15%											4.17%			5.90%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | After Taxes on Distributions and Sales | Fidelity Advisor International Capital Appreciation Fund - Class I
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.01%											5.41%			6.69%
FidelityAdvisorInternationalCapitalAppreciationFund-AMCIZPRO | Fidelity Advisor International Capital Appreciation Fund | MS112
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent			5.72%											4.27%			4.98%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Fidelity Advisor Focused Emerging Markets Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)		0.88%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		1.17%
Expense Example, with Redemption, 1 Year		$ 687
Expense Example, with Redemption, 3 Years		925
Expense Example, with Redemption, 5 Years		1,182
Expense Example, with Redemption, 10 Years		1,914
Expense Example, No Redemption, 1 Year		687
Expense Example, No Redemption, 3 Years		925
Expense Example, No Redemption, 5 Years		1,182
Expense Example, No Redemption, 10 Years		$ 1,914
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.74%											2.32%			4.79%
Annual Return [Percent]				9.01%	8.12%	(20.09%)	(2.82%)	30.03%	29.15%	(18.32%)	46.78%	2.77%	(10.52%)
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Fidelity Advisor Focused Emerging Markets Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[5]	0.00%
Management Fees (as a percentage of Assets)		0.89%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		1.42%
Expense Example, with Redemption, 1 Year		$ 489
Expense Example, with Redemption, 3 Years		784
Expense Example, with Redemption, 5 Years		1,099
Expense Example, with Redemption, 10 Years		1,992
Expense Example, No Redemption, 1 Year		489
Expense Example, No Redemption, 3 Years		784
Expense Example, No Redemption, 5 Years		1,099
Expense Example, No Redemption, 10 Years		$ 1,992
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.93%											2.53%			4.75%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Fidelity Advisor Focused Emerging Markets Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[6]	1.00%
Management Fees (as a percentage of Assets)		0.88%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.04%
Expenses (as a percentage of Assets)		1.92%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 295
Expense Example, with Redemption, 3 Years		603
Expense Example, with Redemption, 5 Years		1,037
Expense Example, with Redemption, 10 Years		2,048
Expense Example, No Redemption, 1 Year		195
Expense Example, No Redemption, 3 Years		603
Expense Example, No Redemption, 5 Years		1,037
Expense Example, No Redemption, 10 Years		$ 2,048
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			7.19%											2.74%			4.76%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Fidelity Advisor Focused Emerging Markets Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.88%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.91%
Expense Example, with Redemption, 1 Year		$ 93
Expense Example, with Redemption, 3 Years		290
Expense Example, with Redemption, 5 Years		504
Expense Example, with Redemption, 10 Years		1,120
Expense Example, No Redemption, 1 Year		93
Expense Example, No Redemption, 3 Years		290
Expense Example, No Redemption, 5 Years		504
Expense Example, No Redemption, 10 Years		$ 1,120
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.31%											3.85%			5.76%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | Fidelity Advisor Focused Emerging Markets Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.77%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		990
Expense Example, No Redemption, 1 Year		82
Expense Example, No Redemption, 3 Years		255
Expense Example, No Redemption, 5 Years		444
Expense Example, No Redemption, 10 Years		$ 990
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			9.43%											3.98%			5.89%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Focused Emerging Markets Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Focused Emerging Markets Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 58 % of the average value of its portfolio.
Portfolio Turnover, Rate		58.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of issuers in emerging markets and other investments that are tied economically to emerging markets. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Normally investing in 30 to 70 stocks. Allocating investments across different emerging markets countries. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		32.40%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Dec. 31, 2020
Highest Quarterly Return		25.23%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(21.91%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | After Taxes on Distributions | Fidelity Advisor Focused Emerging Markets Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			2.95%											2.13%			4.47%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | After Taxes on Distributions and Sales | Fidelity Advisor Focused Emerging Markets Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			2.14%											2.05%			3.96%
FidelityAdvisorFocusedEmergingMarketsFund-AMCIZPRO | Fidelity Advisor Focused Emerging Markets Fund | MC041
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI Emerging Markets Index
Average Annual Return, Percent			7.50%											1.71%			3.66%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Fidelity Advisor Emerging Asia Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.88%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.20%
Expense Example, with Redemption, 1 Year		$ 690
Expense Example, with Redemption, 3 Years		934
Expense Example, with Redemption, 5 Years		1,197
Expense Example, with Redemption, 10 Years		1,946
Expense Example, No Redemption, 1 Year		690
Expense Example, No Redemption, 3 Years		934
Expense Example, No Redemption, 5 Years		1,197
Expense Example, No Redemption, 10 Years		$ 1,946
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			13.70%											5.56%			7.45%
Annual Return [Percent]				20.63%	13.50%	(30.79%)	(14.81%)	72.30%	30.58%	(15.05%)	46.76%	4.29%	(7.84%)
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Fidelity Advisor Emerging Asia Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[7]	0.00%
Management Fees (as a percentage of Assets)		0.88%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		1.45%
Expense Example, with Redemption, 1 Year		$ 492
Expense Example, with Redemption, 3 Years		793
Expense Example, with Redemption, 5 Years		1,114
Expense Example, with Redemption, 10 Years		2,025
Expense Example, No Redemption, 1 Year		492
Expense Example, No Redemption, 3 Years		793
Expense Example, No Redemption, 5 Years		1,114
Expense Example, No Redemption, 10 Years		$ 2,025
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			16.11%											5.79%			7.40%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Fidelity Advisor Emerging Asia Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[8]	1.00%
Management Fees (as a percentage of Assets)		0.87%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.08%
Expenses (as a percentage of Assets)		1.95%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 298
Expense Example, with Redemption, 3 Years		612
Expense Example, with Redemption, 5 Years		1,052
Expense Example, with Redemption, 10 Years		2,080
Expense Example, No Redemption, 1 Year		198
Expense Example, No Redemption, 3 Years		612
Expense Example, No Redemption, 5 Years		1,052
Expense Example, No Redemption, 10 Years		$ 2,080
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			18.76%											6.03%			7.45%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Fidelity Advisor Emerging Asia Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.86%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.07%
Expenses (as a percentage of Assets)		0.93%
Expense Example, with Redemption, 1 Year		$ 95
Expense Example, with Redemption, 3 Years		296
Expense Example, with Redemption, 5 Years		515
Expense Example, with Redemption, 10 Years		1,143
Expense Example, No Redemption, 1 Year		95
Expense Example, No Redemption, 3 Years		296
Expense Example, No Redemption, 5 Years		515
Expense Example, No Redemption, 10 Years		$ 1,143
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			20.95%											7.12%			8.40%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | Fidelity Advisor Emerging Asia Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.72%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.08%
Expenses (as a percentage of Assets)		0.80%
Expense Example, with Redemption, 1 Year		$ 82
Expense Example, with Redemption, 3 Years		255
Expense Example, with Redemption, 5 Years		444
Expense Example, with Redemption, 10 Years		990
Expense Example, No Redemption, 1 Year		82
Expense Example, No Redemption, 3 Years		255
Expense Example, No Redemption, 5 Years		444
Expense Example, No Redemption, 10 Years		$ 990
Annual Return, Inception Date		Oct. 02, 2018
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.13%											7.26%	9.52%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Emerging Asia Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Emerging Asia Fund seeks long-term capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 107 % of the average value of its portfolio.
Portfolio Turnover, Rate		107.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 34 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing at least 80% of assets in securities of Asian emerging markets issuers and other investments that are tied economically to Asian emerging markets. Asian emerging markets issuers are those issuers located in an Asian country with an emerging market. Asian countries with emerging markets include Hong Kong, India, Indonesia, South Korea, Malaysia, the Philippines, the People's Republic of China, Singapore, Taiwan, and Thailand. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different Asian countries with emerging markets. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		34.70%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		32.68%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2022
Lowest Quarterly Return		(20.68%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | After Taxes on Distributions | Fidelity Advisor Emerging Asia Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			13.70%											4.53%			6.64%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | After Taxes on Distributions and Sales | Fidelity Advisor Emerging Asia Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			8.11%											4.28%			5.98%
FidelityAdvisorEmergingAsiaFund-AMCIZPRO | Fidelity Advisor Emerging Asia Fund | MS591
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI AC (All Country) Asia ex Japan Index
Average Annual Return, Percent			11.95%											2.57%			4.54%
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | Fidelity International Capital Appreciation Fund
Prospectus Line Items
Management Fees (as a percentage of Assets)	[10]	0.80%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.03%
Expenses (as a percentage of Assets)		0.83%
Expense Example, with Redemption, 1 Year		$ 85
Expense Example, with Redemption, 3 Years		265
Expense Example, with Redemption, 5 Years		460
Expense Example, with Redemption, 10 Years		$ 1,025
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® International Capital Appreciation Fund /Fidelity® International Capital Appreciation Fund
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® International Capital Appreciation Fund seeks capital appreciation.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Shareholder Fee, Other		$ 0
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 96 % of the average value of its portfolio.
Portfolio Turnover, Rate		96.00%
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities, including securities of issuers located in emerging markets. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Adviser identifies as having similar emerging markets characteristics. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information for Class I. Performance history will be available at www.fidelity.com for Fidelity® International Capital Appreciation Fund, a class of shares of Fidelity Advisor® International Capital Appreciation Fund, after the class has been in operation for one calendar year.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of Class I shares from year to year and compares the performance of Class I shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart, Returns for Class Not Offered in Prospectus [Text]		* The returns shown above are for Class I, a class of shares of the fund that is not offered through this prospectus. Fidelity® International Capital Appreciation Fund would have substantially similar annual returns to Class I because the classes are invested in the same portfolio of securities. Fidelity® International Capital Appreciation Fund's returns would differ from Class I's returns only to the extent that the classes do not have the same expenses.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		19.08%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		18.92%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(18.92%)
Performance Table Heading		Average Annual Returns
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorInternationalCapitalAppreciationFund-RetailPRO | Fidelity Advisor International Capital Appreciation Fund | MS112
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) ex USA Index
Average Annual Return, Percent			5.72%											4.27%			4.98%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | Fidelity Advisor Global Capital Appreciation Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[11]	0.00%
Management Fees (as a percentage of Assets)	[12]	1.00%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		1.37%
Fee Waiver or Reimbursement	[13]	(0.07%)
Net Expenses (as a percentage of Assets)		1.30%
Expense Example, with Redemption, 1 Year		$ 700
Expense Example, with Redemption, 3 Years		975
Expense Example, with Redemption, 5 Years		1,273
Expense Example, with Redemption, 10 Years		2,119
Expense Example, No Redemption, 1 Year		700
Expense Example, No Redemption, 3 Years		975
Expense Example, No Redemption, 5 Years		1,273
Expense Example, No Redemption, 10 Years		$ 2,119
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			21.10%											11.64%			9.17%
Annual Return [Percent]				28.49%	28.46%	(24.70%)	19.04%	24.36%	22.80%	(18.14%)	30.25%	3.79%	1.99%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | Fidelity Advisor Global Capital Appreciation Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[11]	0.00%
Management Fees (as a percentage of Assets)	[12]	1.00%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		1.62%
Fee Waiver or Reimbursement	[13]	(0.07%)
Net Expenses (as a percentage of Assets)		1.55%
Expense Example, with Redemption, 1 Year		$ 502
Expense Example, with Redemption, 3 Years		834
Expense Example, with Redemption, 5 Years		1,192
Expense Example, with Redemption, 10 Years		2,197
Expense Example, No Redemption, 1 Year		502
Expense Example, No Redemption, 3 Years		834
Expense Example, No Redemption, 5 Years		1,192
Expense Example, No Redemption, 10 Years		$ 2,197
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			23.74%											11.89%			9.14%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | Fidelity Advisor Global Capital Appreciation Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[14]	1.00%
Management Fees (as a percentage of Assets)	[12]	1.01%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		2.13%
Fee Waiver or Reimbursement	[13]	(0.08%)
Net Expenses (as a percentage of Assets)		2.05%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 308
Expense Example, with Redemption, 3 Years		657
Expense Example, with Redemption, 5 Years		1,134
Expense Example, with Redemption, 10 Years		2,260
Expense Example, No Redemption, 1 Year		208
Expense Example, No Redemption, 3 Years		657
Expense Example, No Redemption, 5 Years		1,134
Expense Example, No Redemption, 10 Years		$ 2,260
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			26.55%											12.12%			9.16%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | Fidelity Advisor Global Capital Appreciation Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)	[12]	0.94%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.12%
Expenses (as a percentage of Assets)		1.06%
Fee Waiver or Reimbursement	[13]	(0.01%)
Net Expenses (as a percentage of Assets)		1.05%
Expense Example, with Redemption, 1 Year		$ 107
Expense Example, with Redemption, 3 Years		336
Expense Example, with Redemption, 5 Years		583
Expense Example, with Redemption, 10 Years		1,293
Expense Example, No Redemption, 1 Year		107
Expense Example, No Redemption, 3 Years		336
Expense Example, No Redemption, 5 Years		583
Expense Example, No Redemption, 10 Years		$ 1,293
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			28.90%											13.34%			10.15%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Global Capital Appreciation Fund /A, M, C, I
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Global Capital Appreciation Fund seeks long-term growth of capital.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Fee Waiver or Reimbursement over Assets, Date of Termination		Feb. 28, 2027
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 71 % of the average value of its portfolio.
Portfolio Turnover, Rate		71.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 31 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Investing in securities issued throughout the world. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing at least 80% of assets in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Equity securities include common stocks (including depositary receipts evidencing ownership of common stock), preferred stocks and other preferred securities, convertible securities, rights and warrants, and other securities, such as hybrid securities and trust preferred securities, believed to have equity-like characteristics. Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the fund's 80% policy, consistent with the fund's investment policies and limitations with respect to investments in derivatives. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		14.52%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		27.08%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Jun. 30, 2022
Lowest Quarterly Return		(19.85%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | After Taxes on Distributions | Fidelity Advisor Global Capital Appreciation Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			19.19%											10.54%			7.96%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | After Taxes on Distributions and Sales | Fidelity Advisor Global Capital Appreciation Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			13.96%											9.16%			7.16%
FidelityAdvisorGlobalCapitalAppreciationFund-AMCIPRO | Fidelity Advisor Global Capital Appreciation Fund | MS159
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI ACWI (All Country World Index) Index
Average Annual Return, Percent			17.87%											10.44%			9.64%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Fidelity Advisor Diversified International Fund - Class A
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		5.75%
Maximum Deferred Sales Charge (as a percentage)	[15]	0.00%
Management Fees (as a percentage of Assets)		0.84%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.11%
Expense Example, with Redemption, 1 Year		$ 682
Expense Example, with Redemption, 3 Years		908
Expense Example, with Redemption, 5 Years		1,151
Expense Example, with Redemption, 10 Years		1,849
Expense Example, No Redemption, 1 Year		682
Expense Example, No Redemption, 3 Years		908
Expense Example, No Redemption, 5 Years		1,151
Expense Example, No Redemption, 10 Years		$ 1,849
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			0.06%											3.69%			5.27%
Annual Return [Percent]				6.16%	17.12%	(23.92%)	12.72%	19.28%	29.49%	(15.56%)	26.56%	(2.98%)	3.85%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Fidelity Advisor Diversified International Fund - Class M
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		3.50%
Maximum Deferred Sales Charge (as a percentage)	[15]	0.00%
Management Fees (as a percentage of Assets)		0.84%
Distribution and Service (12b-1) Fees		0.50%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.36%
Expense Example, with Redemption, 1 Year		$ 484
Expense Example, with Redemption, 3 Years		766
Expense Example, with Redemption, 5 Years		1,069
Expense Example, with Redemption, 10 Years		1,928
Expense Example, No Redemption, 1 Year		484
Expense Example, No Redemption, 3 Years		766
Expense Example, No Redemption, 5 Years		1,069
Expense Example, No Redemption, 10 Years		$ 1,928
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			2.19%											3.92%			5.25%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Fidelity Advisor Diversified International Fund - Class C
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)	[16]	1.00%
Management Fees (as a percentage of Assets)		0.84%
Distribution and Service (12b-1) Fees		1.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		1.86%
Expenses Deferred Charges [Text Block]		On Class C shares redeemed less than one year after purchase.
Expense Example, with Redemption, 1 Year		$ 289
Expense Example, with Redemption, 3 Years		585
Expense Example, with Redemption, 5 Years		1,006
Expense Example, with Redemption, 10 Years		1,984
Expense Example, No Redemption, 1 Year		189
Expense Example, No Redemption, 3 Years		585
Expense Example, No Redemption, 5 Years		1,006
Expense Example, No Redemption, 10 Years		$ 1,984
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			4.36%											4.11%			5.25%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Fidelity Advisor Diversified International Fund - Class I
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.84%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.86%
Expense Example, with Redemption, 1 Year		$ 88
Expense Example, with Redemption, 3 Years		274
Expense Example, with Redemption, 5 Years		477
Expense Example, with Redemption, 10 Years		1,061
Expense Example, No Redemption, 1 Year		88
Expense Example, No Redemption, 3 Years		274
Expense Example, No Redemption, 5 Years		477
Expense Example, No Redemption, 10 Years		$ 1,061
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.44%											5.19%			6.18%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | Fidelity Advisor Diversified International Fund - Class Z
Prospectus Line Items
Maximum Cumulative Sales Charge (as a percentage of Offering Price)		0.00%
Maximum Deferred Sales Charge (as a percentage)		0.00%
Management Fees (as a percentage of Assets)		0.70%
Distribution and Service (12b-1) Fees		0.00%
Other Expenses (as a percentage of Assets):		0.02%
Expenses (as a percentage of Assets)		0.72%
Expense Example, with Redemption, 1 Year		$ 74
Expense Example, with Redemption, 3 Years		230
Expense Example, with Redemption, 5 Years		401
Expense Example, with Redemption, 10 Years		894
Expense Example, No Redemption, 1 Year		74
Expense Example, No Redemption, 3 Years		230
Expense Example, No Redemption, 5 Years		401
Expense Example, No Redemption, 10 Years		$ 894
Average Annual Return, Label [Optional Text]			Return Before Taxes
Average Annual Return, Percent			6.61%											5.36%			6.34%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund
Prospectus Line Items
Risk/Return [Heading]		Fund Summary Fund /Class: Fidelity Advisor® Diversified International Fund /A, M, C, I, Z
Objective [Heading]		Investment Objective
Objective, Primary [Text Block]		Fidelity Advisor® Diversified International Fund seeks capital growth.
Expense Heading [Optional Text]		Fee Table
Expense Narrative [Text Block]		The following table describes the fees and expenses that may be incurred when you buy, hold, and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus and in the sales charge waiver appendix to the prospectus.
Shareholder Fees Caption [Optional Text]		Shareholder fees
Operating Expenses Caption [Optional Text]		Annual Operating Expenses
Portfolio Turnover [Heading]		Portfolio Turnover
Portfolio Turnover [Text Block]		The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 46 % of the average value of its portfolio.
Portfolio Turnover, Rate		46.00%
Expenses Deferred Charges [Text Block]		Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.
Expense Breakpoint Discounts [Text]		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $ 50,000 in the fund or certain other Fidelity ® funds. More information about these and other discounts is available from your investment professional and in the "Fund Distribution" section beginning on page 32 of the prospectus
Expense Breakpoint, Minimum Investment Required [Amount]		$ 50,000
Expense Example Narrative [Text Block]		This example helps compare the cost of investing in the fund with the cost of investing in other funds. Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Strategy [Heading]		Principal Investment Strategies
Strategy Narrative [Text Block]		Normally investing primarily in non-U.S. securities. The Adviser considers non-U.S. securities to include investments that are tied economically to a particular country or region outside the U.S. The Adviser considers a number of factors to determine whether an issuer is located in or tied economically to a particular country or region including: whether a third-party vendor has assigned a particular country or region classification to the issuer or included the issuer in an index representative of a particular country or region; the issuer's domicile, incorporation, and location of assets; whether the issuer derives at least 50% of its revenues from, or has at least 50% of its assets in, a particular country or region; the source of government guarantees (if any); and the primary trading market or listing exchange. Whether an issuer is located in or tied economically to a particular country can be determined under any of these factors. Normally investing primarily in common stocks. Allocating investments across different countries and regions. Using fundamental analysis of factors such as each issuer's financial condition and industry position, as well as market and economic conditions, to select investments.
Bar Chart and Performance Table [Heading]		Performance
Performance Narrative [Text Block]		The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Past performance (before and after taxes) is not an indication of future performance. Visit institutional.fidelity.com for more recent performance information.
Performance Information Illustrates Variability of Returns [Text]		The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Availability Website Address [Text]		institutional.fidelity.com
Performance Past Does Not Indicate Future [Text]		Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]		Year-by-Year Returns
Bar Chart Narrative [Text Block]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Bar Chart Does Not Reflect Sales Loads [Text]		The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year to Date Return, Label [Optional Text]		Year-to-Date Return
Bar Chart, Year to Date Return, Date		Sep. 30, 2025
Bar Chart, Year to Date Return		22.10%
Highest Quarterly Return, Label [Optional Text]		Highest Quarter Return
Highest Quarterly Return, Date		Jun. 30, 2020
Highest Quarterly Return		22.10%
Lowest Quarterly Return, Label [Optional Text]		Lowest Quarter Return
Lowest Quarterly Return, Date		Mar. 31, 2020
Lowest Quarterly Return		(19.65%)
Performance Table Heading		Average Annual Returns
Performance Table Does Reflect Sales Loads		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate		After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table Not Relevant to Tax Deferred		The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan).
Performance Table One Class of after Tax Shown [Text]		After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher		Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Performance Table Narrative		Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | After Taxes on Distributions | Fidelity Advisor Diversified International Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions
Average Annual Return, Percent			(1.12%)											2.73%			4.63%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | After Taxes on Distributions and Sales | Fidelity Advisor Diversified International Fund - Class A
Prospectus Line Items
Average Annual Return, Label [Optional Text]			Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			1.24%											2.96%			4.26%
FidelityAdvisorDiversifiedInternationalFund-AMCIZPRO | Fidelity Advisor Diversified International Fund | MS001
Prospectus Line Items
Average Annual Return, Label [Optional Text]			MSCI EAFE Index
Average Annual Return, Percent			4.07%											4.95%			5.41%
Document Type		485BPOS
Registrant Name		Fidelity Advisor Series VIII

[1]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[2]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[3]	B On Class C shares redeemed less than one year after purchase.
[4]	A From February 1, 2017 .
[5]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[6]	B On Class C shares redeemed less than one year after purchase.
[7]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[8]	B On Class C shares redeemed less than one year after purchase.
[9]	A From October 2, 2018 .
[10]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) ex USA Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information. The performance adjustment component of the management fee represents activity for the period from July 17, 2025 (commencement of class operations) until October 31, 2025. Had the class been in existence for the entire fiscal year ended October 31, 2025, the management fee would have been 0.82% .

[11]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[12]
A The management fee comprises a basic fee, which may vary by class, that is adjusted up or down by a maximum of 0.20% based on the performance of the fund or a designated class of the fund relative to that of the MSCI ACWI (All Country World Index) Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.

[13]
B Fidelity Management & Research Company LLC (FMR) has contractually agreed to reimburse Class A, Class M, Class C, and Class I of the fund to the extent that total operating expenses (excluding interest, certain taxes, fees and expenses of the Independent Trustees, proxy and shareholder meeting expenses, extraordinary expenses, and acquired fund fees and expenses (including fees and expenses associated with a wholly owned subsidiary), if any, as well as non-operating expenses such as brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable), as a percentage of their respective average net assets, exceed 1.30%, 1.55%, 2.05%, and 1 .05% (the Expense Caps). If at any time during the current fiscal year expenses for Class A, Class M, Class C, or Class I of the fund fall below the Expense Caps, FMR reserves the right to recoup through the end of the fiscal year any expenses that were reimbursed during the current fiscal year up to, but not in excess of, the Expense Caps. These arrangements will remain in effect through February 28, 2027 . FMR may not terminate these arrangements before the expiration date without the approval of the Board of Trustees and may extend them in its discretion after that date.

[14]	B On Class C shares redeemed less than one year after purchase.
[15]
A Class A and Class M purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class M purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% and 0.25%, respectively.

[16]	B On Class C shares redeemed less than one year after purchase.